UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    FORM 13F
                               FORM 13F COVER PAGE

Report for the Calendar Quarter Ended: December 31, 2008
Check here if Amendment [ ]; Amendment Number:

Institutional Investment Manager Filing this Report:
Name:            Wilkins Investment Counsel, Inc.
Address:         160 Federal Street, 17th Floor
                 Boston, MA 02110
13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name:            Michael F. Charland
Title:           Executive Vice President, Treasurer
Phone:           617-951-9969
Signature,            Place,            and Date of Signing:
Michael F. Charland   Boston, MA        February 10, 2009

Report Type (Check only one):  [X] 13F HOLDINGS REPORT
                               [ ] 13F NOTICE
                               [ ] 13F COMBINATION REPORT

FORM 13F SUMMARY PAGE
Report Summary: Wilkins Investment Counsel, Inc. 12-31-08
Number of Other Included Managers:          0
Form 13F Information Table Entry Total:    65
Form 13F Information Table Value Total:     $116,536,163

List of Other Included Managers: None

Name of Issuer                                    Class   Cusip           Market    Shares  Inv Auth Mngr    Voting Auth
3M                                                Common  88579Y101       3765993     65450     Sole                65450
AT&T                                              Common  00206R102        783579     27494     Sole                27494
Abbott Laboratories                               Common  002824100        304849      5712     Sole                 5712
Affymetrix                                        Common  00826T108        316940    106000     Sole               106000
American Tower Systems Class A                    Common  029912201       1568620     53500     Sole                53500
Anadarko Petroleum                                Common  032511107        331530      8600     Sole                 8600
Automatic Data Processing                         Common  053015103       3448151     87650     Sole                87650
BP P.L.C.                                         Common  055622104       3262499     69801     Sole                69801
Bank of America                                   Common  060505104        270195     19190     Sole                19190
Barrick Gold                                      Common  067901108        314053      8541     Sole                 8541
Berkshire Hathaway, Class B                       Common  084670207        443532       138     Sole                  138
Chevron                                           Common  166764100        526075      7112     Sole                 7112
Chubb                                             Common  171232101       4410072     86472     Sole                86472
Citrix Systems                                    Common  177376100        899195     38150     Sole                38150
Clorox                                            Common  189054109       4324790     77840     Sole                77840
Coca Cola                                         Common  191216100        639937     14136     Sole                14136
Colgate Palmolive                                 Common  194162103       3214526     46900     Sole                46900
ConocoPhillips                                    Common  20825C104       2223256     42920     Sole                42920
Dow Chemical                                      Common  260543103       2495509    165375     Sole               165375
DuPont                                            Common  263534109        360601     14253     Sole                14253
Eli Lilly                                         Common  532457108        456662     11340     Sole                11340
Emerson Electric                                  Common  291011104       1282631     35035     Sole                35035
Exxon Mobil                                       Common  30231G102       5929932     74282     Sole                74282
FPL Group                                         Common  302571104        463036      9200     Sole                 9200
General Electric                                  Common  369604103       1904942    117589     Sole               117589
General Mills                                     Common  370334104        334125      5500     Sole                 5500
HCP                                               Common  40414l109        216606      7800     Sole                 7800
Hartford Financial Services Group                 Common  416515104       1990925    121250     Sole               121250
Heartland Express                                 Common  422347104        446008     28300     Sole                28300
Hershey Foods                                     Common  427866108       2729730     78576     Sole                78576
Hewlett Packard                                   Common  428236103        234869      6472     Sole                 6472
Hubbell Class B                                   Common  443510201        264708      8100     Sole                 8100
Intel                                             Common  458140100       2421202    165157     Sole               165157
Int'l Business Machines                   	  Common  459200101       1073461     12755     Sole                12755
Int'l Flavors & Fragrances               	  Common  459506101       3733575    125625     Sole               125625
J.P. Morgan Chase                                 Common  46625H100        997609     31640     Sole                31640
Johnson & Johnson                                 Common  478160104       3505619     58593     Sole                58593
Marriott                                          Common  571903202        534875     27500     Sole                27500
Medco Health Solutions                            Common  58405U102       2464308     58800     Sole                58800
Medtronic                                         Common  585055106       1959665     62370     Sole                62370
Merck                                             Common  589331107       4639952    152630     Sole               152630
Microsoft                                         Common  594918104        298404     15350     Sole                15350
Newmont Mining                                    Common  651639106       4241957    104225     Sole               104225
Northern Trust                                    Common  665859104       3658560     70168     Sole                70168
PepsiCo                                           Common  713448108       2886927     52710     Sole                52710
Pfizer                                            Common  717081103        818786     46233     Sole                46233
Procter & Gamble                                  Common  742718109       6212972    100501     Sole               100501
Progress Energy                                   Common  743263105        738500     18532     Sole                18532
Questar                                           Common  748356102       1374614     42050     Sole                42050
Royal Dutchshell Class A Adr                      Common  780257804        473019      8935     Sole                 8935
Schlumberger Ltd                                  Common  806857108       1628858     38480     Sole                38480
Sigma Aldrich                                     Common  826552101       3442138     81490     Sole                81490
Staples                                           Common  855030102       2184215    121887     Sole               121887
Sysco                                             Common  871829107       2051983     89450     Sole                89450
The Scotts Company                                Common  810186106       2889735     97232     Sole                97232
Time Warner                                       Common  887317105       1184716    117765     Sole               117765
Union Pacific                                     Common  907818108        219880      4600     Sole                 4600
United Parcel Service                             Common  911312106       3458256     62695     Sole                62695
Verizon Communications                            Common  92343V104        735088     21684     Sole                21684
Wal-Mart Stores                                   Common  931142103        218634      3900     Sole                 3900
Walgreen                                          Common  931422109       1827184     74065     Sole                74065
Wells Fargo                                       Common  949746101        234956      7970     Sole                 7970
Weyerhaeuser                                      Common  962166104        338669     11064     Sole                11064
Whole Foods Market                                Common  966837106        394828     41825     Sole                41825
Wyeth                                             Common  983024100       3534942     94240     Sole                94240
                                                                        116536163











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